401(k) BENEFIT PLAN	12 Months Ended
Dec. 31, 2022
401(k) BENEFIT PLAN
401(k) BENEFIT PLAN

NOTE G—401(k) BENEFIT PLAN

The Company sponsors a 401(k) Retirement Savings Plan (the “401(k) Plan”) for all eligible employees. Full-time employees over the age of eighteen are eligible to participate in the 401(k) Plan after 90 days of continuous employment. Participants may elect to defer earnings into the 401(k) Plan up to the annual IRS limits and the Company provides a matching contribution up to 5% of the participants’ annual salary in accordance with the 401(k) Plan documents. A third-party trustee manages the 401(k) Plan.

For the years ended December 31, 2022 and 2021, the Company recorded $90,873 and $73,855 for matching contributions expense, respectively.